UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

UM Investment Trust

Undiscovered Managers
Multi-Strategy Fund
Semi-Annual Report
June 30, 2006

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, which is filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Multi-Strategy Fund
Semi-Annual Report
June 30, 2006

Highlights

•	U.S. stocks generally positive in first half of 2006

•	Investors tried to predict interest rate hikes

•	Gross domestic product (GDP) moved sharply higher

•	Market volatility expected until interest rate picture is clearer

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

Undiscovered Managers Multi-Strategy Fund
President’s Letter (Unaudited)
Semi-Annual Report	July 14, 2006

Dear Shareholder:

We are pleased to present this semi-annual report for the Undiscovered Managers Multi-Strategy Fund for the six months ended June 30, 2006. Inside, you’ll find information detailing the performance of the Fund, along with a report from the portfolio managers.

All Eyes on the Federal Reserve Board

While the U.S. stock market weakened late in the reporting period, overall it produced positive returns for the first half of the calendar year. The equity market kicked off 2006 with investors encouraged by overall strong economic growth and positive corporate earnings. However, the last two months were marked by increased volatility. A great deal of the driving forces behind the market’s ups and downs resulted from the actions of the Federal Open Market Committee (FOMC).

In February 2006, Ben Bernanke assumed the role of Federal Reserve (Fed) Board Chairman, replacing long-time fixture Alan Greenspan. The transition was less than smooth for investors, as they attempted to predict the FOMC’s future actions regarding interest rates. The FOMC’s statements first hinted that there may be a break from rate increases and then telegraphed additional rate hikes due to fears of rising inflation. In late June, the FOMC raised short-term rates for the 17th consecutive time, bringing the fed funds target rate to 5.25% – its highest level in more than five years.

Despite repeated interest rate hikes and surging energy prices, the U.S. economy was surprisingly resilient. After gross domestic product (GDP) fell in the fourth quarter, the economy moved sharply higher in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003.

Stocks Produce Positive Results

The broad stock market, as measured by the S&P 500 Index, returned 2.71% for the six months ended June 30, 2006. After a fast start to the year, the market took a step backwards in mid-May on fears that additional rate hikes may adversely affect the economic expansion and temper corporate profits.

Outlook

Looking ahead, the markets could continue to experience periods of volatility until the FOMC’s interest rate stance is better understood. Coinciding with its latest rate hike in June, the Fed said: “The extent and timing of any additional firming…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.” Investors will likely be closely monitoring the economic “tea leaves” in an attempt to ascertain the FOMC’s next move.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

Undiscovered Managers Multi-Strategy Fund
Portfolio Performance Review (Unaudited)
June 30, 2006

Q. How did the Fund perform?

The Undiscovered Managers Multi-Strategy Fund, which seeks to achieve capital appreciation with low volatility relative to the broad equity markets, returned 3.14% for the six months ended June 30, 2006.* These returns were generated with a standard deviation of 2.12% and a beta of 0.23 as compared to the S&P 500 Index. During the period, the Fund outperformed its benchmark, the S&P 500 Index, which gained 2.71% with a standard deviation of 6.47%.

Q. Why did the Fund perform this way?

The Fund outperformed its benchmark based on a number of contributors to performance, including:

Long/Short – Sector Specific

The largest contributor to performance in the period came from our long/short sector-specific managers, generating 2.17% for the overall Portfolio. Sector-specific contribution came from our energy-focused manager whose performance added nearly 100 basis points (bps) to the Fund’s return in the first half of the year. The manager was able to benefit from the broader oil, natural gas and other energy-related markets. Other contributors to gains included our exposure to real estate and technology.

Long/Short – General

Another area that performed positively was the long/short general strategy, which provided 49 bps for the Fund. The main drivers of performance in this area came from our concentrated long /short deep-value fund that invested in equities. The group’s longer-term positions worked well during the period. All six managers using this strategy returned positive results for the period.

Event Driven

Event-driven managers contributed materially to the Fund’s performance, returning 87 bps. The best performer in this space came from a manager whose multi-strategy, distressed-investment approach made gains in bank debt, trade claims, real estate and European-distressed securities.

Short Equity

Our basket of short-selling equity managers contributed 43 bps to the Fund’s performance, showing particular strength during the latter half of the period. This strategy provided valuable support when the broader market experienced sell-offs globally.

While the Fund outperformed its benchmark, the detractors to performance included:

Our long/short international strategy underperformed during the period. While contributing strong returns early in the period, there was a notable retracement in the last two months. The largest detractor came from our Japan-focused manager, whose losses came predominantly in May and June. Additionally, our short credit exposure was a very modest detractor to performance, losing 7 bps over the period.

* The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

Undiscovered Managers Multi-Strategy Fund
Portfolio Performance Review, continued (Unaudited)
June 30, 2006

Q. How was the Fund managed?

We opted to run a slightly more concentrated Portfolio. Allocations in the long/short international strategy increased as we found compelling managers in the space. Additionally, we believe that the operating environment for the long/short international managers has improved. As a result, we have started to increase our allocations in this area. We may continue to grow in this space to a 20% allocation by year-end. We also added to our short equity exposure as warranted in our goal to reach beta neutrality. Other modest shifts in the Fund included decreases in long/short U.S., relative value and short credit.

Undiscovered Managers Multi-Strategy Fund
Portfolio Characteristics (Unaudited)
June 30, 2006

Fund Facts

Fund Inception	February 28, 2002

Fiscal Year End	December 31

Net Assets as of 6/30/06 (in thousands)	$273,186

Investment Vehicles by Strategy Type (% of Investments)

Undiscovered Managers Multi-Strategy Fund
Portfolio Characteristics, continued (Unaudited)
June 30, 2006

	Average Annual Total Returns as of June 30, 2006

	1 Year	3 Years	Since Inception

Undiscovered Managers Multi-Strategy Fund	7.43%	6.69%	5.11%

LIFE OF FUND PERFORMANCE (2/28/02-6/30/06)

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, or to receive the Fund’s Private Placement Memorandum, please call 1-800-245-5834. Please read carefully before investing or sending money.

The Fund commenced operations on February 28, 2002.

The graph illustrates comparative performance for $40,000 invested in the Undiscovered Managers Multi-Strategy Fund, S&P 500 Index, Lehman Brothers Aggregate Bond Index, Merrill Lynch 1-3 Year Treasury Funds Index and HFR Fund of Funds Composite Index from February 28, 2002 to June 30, 2006. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the indices does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The S&P 500 Index is an index of common stocks of 500 widely traded industrial, transportation, financial, and public utility companies. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Gov’t/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury and agency issues. The Merrill Lynch 1-3 Year Treasury Funds Index is an unmanaged index which measures short-term bond performance. The HFR Fund of Funds Composite Index measures the performance of the broad market of funds of funds open to investors. Investors cannot invest directly in an index.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Multi-Strategy Fund
Schedule of Portfolio Investments
As of June 30, 2006

Liquidity	Security Description	Value

Long-Term Investments — 96.0%
Investment Vehicles — 96.0% (f) (i)
Event Driven - Distressed — 13.1%
Quarterly	Boldwater Capital Partners Fund, LP *	$7,050,811
Quarterly	Contrarian Capital Fund I, LP *	9,687,899
Quarterly	DDJ October Fund Onshore Feeder, LP *	8,854,297
Quarterly	Mast Credit Opportunities I, LP *	10,241,158

		35,834,165

Event Driven - Multi Strategy — 3.2%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	8,840,862

Long/Short - Europe — 4.1%
Quarterly	Glenrock Global Partners (QP), LP *	11,231,612

Long/Short - General — 18.0%
Quarterly	Bonanza Partners, LP *	10,120,492
Quarterly	Defiance Asset Management Fund, LP	10,724,960
Quarterly	The J-K Navigator Fund, LP *	6,550,298
Annually	Lafayette Street Fund, LP *	11,959,459
Quarterly	The SC Fundamental Value Fund, LP *	9,876,039

		49,231,248

Long/Short - International — 2.9%
Quarterly	Concentric European Fund, Ltd. *	8,022,920

Long/Short - Japan — 6.0%
Quarterly	NE Asia Value Onshore Partners, LP *	5,033,580
Quarterly	Standard Pacific Japan Fund, LP	11,247,516

		16,281,096

Long/Short - Sector — 24.6%
Quarterly	BP Capital Energy Equity Fund, LP *	11,608,350
Quarterly	CRM Windridge Partners, LP *	8,633,512
Quarterly	Crosslink Partners II, LP *	9,137,456
Quarterly	Longbow Partners, LP *	8,504,528
Monthly	Oceanic Hedge Fund *	12,259,860
Quarterly	Ventana Partners II, LP *	7,395,082
Monthly	Vine Street Partners, LP *	9,611,573

		67,150,361

Long/Short - U.S. — 8.8%
Quarterly	Connective Capital I (QP), LP *	8,714,455
Monthly	Ecofin Global Utilities Hedge Fund, LP *	7,053,977
Quarterly	Vardon Hybrid Fund, LP *	8,139,199

		23,907,631

Short — 15.3%
Daily	AdvantHedge Fund, LP *	3,673,256
Quarterly	Arcas Fund II, LP	5,604,852
Quarterly	Contra Strategic Short Fund, LP *	7,325,996
Quarterly	Dialectic Antithesis Partners, LP *	6,398,514
Quarterly	Kingsford Capital Partners, LP *	6,442,821
Quarterly	SC Opportunity Fund, LP **	7,450,409
Quarterly	Standard Pacific Credit Opportunities Fund, LP *	4,939,565

		41,835,413

See notes to financial statements.

Total Investments — 96.0%
(Cost $219,944,558)	$262,335,308
Other Assets in Excess of Liabilities — 4.0%	10,851,160

Net Assets — 100.0%	$273,186,468

Percentages indicated are based on net assets.

(f)	Fair valued investments.

(i)	Securities have been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* All or a portion of this investment is subject to a lockup provision ranging from daily to 1 year.

** A portion of this investment is subject to a lockup provision of 2 years.

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Statement of Assets and Liabilities
As of June 30, 2006

ASSETS:
Investments in Investment Vehicles, at fair value	$262,335,308
Cash	33,442,509
Receivables:
Investment Vehicles sold	2,134,722
Fund shares sold	4,347,576
Interest and dividends	2

Total assets	302,260,117

LIABILITIES:
Payables:
Fund shares redeemed	28,270,385
Accrued liabilities:
Investment advisory fees	597,891
Administration fees	174,589
Custodian and accounting fees	32
Other	30,752

Total liabilities	29,073,649

Net Assets	$273,186,468

NET ASSETS:
Paid in capital	$243,579,532
Accumulated undistributed (distributions in excess of) net investment income	(2,338,986)
Accumulated net realized gains (losses) from investments	(10,444,828)
Net unrealized appreciation (depreciation) from investments	42,390,750

Total Net Assets	$273,186,468

Outstanding units of beneficial interest (shares) ($0.001 par value; unlimited number of shares authorized):	9,358,096

Net asset value, offering and redemption price per share	$29.19

Cost of investments	$219,944,558

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
Interest income	$12,775

EXPENSES:
Investment advisory fees	1,712,985
Administration fees	500,192
Custodian and accounting fees	2,878
Professional fees	61,587
Trustees’ and Officers’ fees	1,623
Printing and mailing costs	11,175
Registration and filing fees	517
Transfer agent fees	36,092
Other	27,590

Total expenses	2,354,639
Less earnings credits	(2,878)

Net expenses	2,351,761

Net investment income (loss)	(2,338,986)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	3,754,598
Change in net unrealized appreciation (depreciation) of investments	6,774,797

Net realized/unrealized gains (losses)	10,529,395

Change in net assets resulting from operations	$8,190,409

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Statements of Changes in Net Assets
For the Periods Indicated

	Six Months Ended June 30, 2006	Year Ended December 31, 2005

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(2,338,986)	$(4,459,484)
Net realized gain (loss) on investments	3,754,598	5,800,500
Change in net unrealized appreciation (depreciation) of investments	6,774,797	15,260,626

Change in net assets resulting from operations	8,190,409	16,601,642

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(7,157,586)
From tax return of capital	—	(474,004)

Total distributions to shareholders	—	(7,631,590)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,568,355	51,395,767
Dividends reinvested	—	6,428,141
Cost of shares redeemed	(36,574,290)	(39,693,540)

Change in net assets from capital transactions	2,994,065	18,130,368

NET ASSETS:
Change in net assets	11,184,474	27,100,420
Beginning of year	262,001,994	234,901,574

End of year	$273,186,468	$262,001,994

Accumulated undistributed (distributions in excess of) net investment income	$(2,338,986)	$—

SHARE TRANSACTIONS:
Issued	1,359,649	1,846,129
Reinvested	—	227,039
Redeemed	(1,254,861)	(1,405,190)

Change in shares	104,788	667,978

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Statement of Cash Flows
For the six months ended June 30, 2006

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends and interest received	$12,775
Operating expenses paid	(1,984,361)
Purchases of Investment Vehicles	(53,000,000)
Net (purchases)/sales of short-term investments	550
Proceeds from disposition of Investment Vehicles	64,068,283

Net cash provided by operating activities	9,097,247

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Proceeds from shares sold	38,333,631
Payments of shares repurchased and redeemed	(32,123,642)
Dividend and capital gain distributions paid	(1,203,449)

Net cash provided by financing activities	5,006,540

Net increase in cash	14,103,787
Cash at beginning of period	19,338,722

Cash at end of period	$33,442,509

Reconciliation of change in net assets resulting from operations to net cash provided (used) by operating activities:
Change in net assets resulting from operations	$8,190,409

Increase in market value of investments	(30,901,636)
Decrease in receivable for Investment Vehicles sold	25,441,074
Decrease in contribution pending investment in Investment Vehicles	6,000,000
Increase in accrued expenses	367,400

Total Adjustments	906,838

Net cash provided by operating activities	$9,097,247

Disclosure of non-cash items:
Vardon Partners II, LP to Vardon Hybrid Fund, LP	$8,369,546
Connective Capital I, LP to Connective Capital I (QP), LP	$4,761,214

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Financial Highlights
For the Periods Indicated

		Years Ended					February 28, 2002 (a) Through December 31, 2002

PER SHARE OPERATING PERFORMANCE:	Six Months Ended June 30, 2006	December 31, 2005	December 31, 2004		December 31, 2003

Net asset value, beginning of period	$28.31	$27.36	$26.98		$24.62		$25.00

Income from investment operations:
Net investment income (loss)	(0.25)	(0.46)	(0.48	)(f)	(0.35)		(0.30)
Net realized and unrealized gains (losses) on investments	1.13	2.19	1.48		2.92		(0.01)

Total from investment operations	0.88	1.73	1.00		2.57		(0.31)

Less distributions:
Distributions from capital gains	—	(0.73)	(0.62)		(0.21)		(0.07)
Distributions from tax return of capital	—	(0.05)	—	(g)	—		—

	—	(0.78)	(0.62)		(0.21)		(0.07)

Net asset value, end of period	$29.19	$28.31	$27.36		$26.98		$24.62

TOTAL RETURN (b) (c)	3.11%	6.33%	3.72%		10.44%		(1.24%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$273,186	$262,002	$234,902		$131,858		$53,145

RATIOS TO AVERAGE NET ASSETS: (d) (e)
Net expenses	1.71%	1.71%	1.81%		2.12	% (h)	3.36	%(i)
Net investment income (loss)	(1.70)	(1.71)	(1.80)		(2.11	)(h)	(3.34	)(i)
Expenses without waivers, reimbursements and earnings credits	1.71	1.71	1.81		2.12	(h)	3.63	(i)
PORTFOLIO TURNOVER RATE (b)	21	36	18		12		0

(a) Commencement of operations.

(b) Not annualized for periods less than one year.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d) Annualized for periods less than one year.

(e) Expenses of Investment Vehicles are not included in the expense ratios.

(f) Calculated based upon average number of shares outstanding.

(g) Amount rounds to less than $0.01

(h) Includes amortization of offering costs of 0.05%.

(i) Includes amortization of offering and organizational costs of 0.93%.

See notes to financial statements.

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements
June 30, 2006

1.          Organization

UM Investment Trust (“UMIT” or the “Trust”) was organized on November 12, 2001 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. Undiscovered Managers Multi-Strategy Fund (the “Fund”) is the only series of the Trust. The Fund commenced operations on February 28, 2002. Effective August 22, 2005, the Fund changed its name from UM Multi-Strategy Fund to Undiscovered Managers Multi-Strategy Fund.

The objective of the Fund is to achieve capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investments in a variety of partnerships and other investment vehicles (collectively, the “Investment Vehicles”) that are advised by a variety of investment management firms. The Fund primarily invests in Investment Vehicles that are not registered under the 1940 Act and cannot be resold or transferred except by permission of the managers of the Investment Vehicles.

2.          Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.          Valuation of Investments

The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust’s officers from time to time. Investments in Investment Vehicles are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation, net of any performance fees. As a general matter, the fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Fund with a value of $262,335,308, which is approximately 100.0% of the Fund’s investments at June 30, 2006, have been fair valued and are illiquid and restricted as to resale or transfer.

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements, continued
June 30, 2006

B.          Security Transactions and Investment Income

Investment transactions are accounted for on the trade date (the date the subscription/redemption is accepted and effective). Gains and losses are calculated on the specific identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the Investment Vehicles are included as unrealized gains or losses in the Statement of Operations.

C.          Fund Expenses

The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees. With respect to the Fund’s investments in other registered investment companies, private investment funds, and other commingled Investment Vehicles, the Fund bears its ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The Fund’s share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers and is not reflected as Fund expenses.

As of June 30, 2006, the Fund had investments in thirty-one Investment Vehicles, none of which were related parties. The agreements related to investments in Investment Vehicles provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of the net assets and performance fees or allocations of 10% to 30% of net profits earned. The Investment Vehicles provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Portfolio Investments apply after the expiration of lock-up provisions.

D.          Federal Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

E.          Distributions to Shareholders

Distributions of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various Investment Vehicles held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

F.          New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements, continued
June 30, 2006

all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio’s financial statements.

3.          Fees and Other Transactions with Affiliates

A.          Investment Advisory Fee

Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”), a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment advisor to the Fund. The Advisor has a responsibility for the management of the Fund’s affairs, subject to the supervision of the Trust’s Board of Trustees (the “Board”). For such services, the Advisor is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 1.25% of average monthly net assets. The average net assets for each calendar month are determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

The Fund’s investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC (the “Sub-advisor”), under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-advisor a monthly sub-advisory fee at the annual rate of 0.85% of the average monthly net assets of the Fund. The Advisor monitors and evaluates the Sub-advisor to help assure that it is managing the Fund in a manner consistent with the Fund’s investment objective and restrictions and applicable laws and guidelines.

The fees paid to the Advisor are separate from and in addition to the fees charged to the Fund by the Investment Vehicles.

B.          Administration Fee

Effective February 19, 2005, pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed and paid monthly at the annual percentage of 0.365% of the average monthly net assets of the fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. (“JPMCB”) served as the Fund’s Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”) began serving as the Fund’s Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. (“BISYS”) served as the Fund’s Sub-administrator. For its services as Sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C.          Placement Agent

Effective February 19, 2005, JPMorgan Distribution Services Inc. (the “Placement Agent”), an indirect wholly-owned subsidiary of JPMorgan, began serving as the Fund’s placement agent. The Placement

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements, continued
June 30, 2006

Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of shares.

Prior to February 19, 2005, J.P. Morgan Institutional Investments, Inc., a registered broker-dealer affiliated with the Advisor, served as the Fund’s Placement Agent.

The Placement Agent receives no compensation for its services.

D.          Custodian and Accounting Fees

JPMCB provides portfolio custody and fund accounting services for the Fund. The amount paid directly to JPMCB by the Fund for custody and fund accounting services is included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E.          Other

Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio along with other affiliated portfolios, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ Fees in the Statement of Operations.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/dealers. For the six months ended June 30, 2006, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4.          Investment Transactions

During the six months ended June 30, 2006, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases	Sales

$72,130,768	$51,758,527

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements, continued
June 30, 2006

5.          Federal Income Tax Matters

For federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2006 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$230,048,495	$35,517,904	$(3,231,091)	$32,286,813

The difference between book and tax basis unrealized appreciation/depreciation is attributable to the outstanding basis adjustment from the Fund’s investments in partnerships.

6.          Shareholder Transactions

No shareholder will have the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendations of the Advisor. The Advisor expects that it will generally recommend to the Board that the Fund offer to repurchase Shares on the last business day of each calendar quarter.

Dividends and capital gain distributions (“Distributions”) will automatically be reinvested in additional shares of the Fund at the Fund’s net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7.          Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Sub-advisor may invest the Fund’s assets in Investment Vehicles that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Investment Vehicles are riskier than liquid securities because the Investment Vehicles may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Vehicles may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Investment Vehicles that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Vehicles may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Vehicles may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Shares.

Undiscovered Managers Multi-Strategy Fund
Notes to Financial Statements, continued
June 30, 2006

The Investment Vehicles provide for periodic redemptions ranging from daily to annually with lock-up provisions of up to two years from initial investment.

8.          Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

Report of Independent Registered Public Accounting Firm

To the Trustees of UM Investment Trust
and Shareholders of Undiscovered Managers Multi–Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Multi–Strategy Fund (a portfolio of UM Investment Trust and hereafter referred to as the “Fund”) at June 30, 2006, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods presented (except for the financial highlights for the period ended December 31, 2002), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Investment Vehicles at June 30, 2006, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2002 were audited by other independent registered public accountants whose report dated February 7, 2003 expressed an unqualified opinion on those financial highlights.

As explained in Note 2, the financial statements include investments valued at $262,335,308 (96.0% of the Fund’s net assets) at June 30, 2006, the values of which have been estimated by the Investment Advisor in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the in vestments existed, and the difference could be material.

PricewaterhouseCoopers LLP
New York, New York
August 29, 2006

Undiscovered Managers Multi-Strategy Fund
Trustees (Unaudited)
June 30, 2006

Name (Year of Birth); Positions With The Fund	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	120	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971-1988).	120	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	120	Director, Cardinal Health, Inc (CAH) (1994-present); Chairman, The Columbus Association for the Performing Arts (CAPA) (2003-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	120

Director, Albert Einstein School of Medicine (1998-present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director, Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	120	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	120	None.

Undiscovered Managers Multi-Strategy Fund
Trustees, continued (Unaudited)
June 30, 2006

Name (Year of Birth); Positions With The Fund	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	120	Trustee, Mather LifeWays (1994-present); Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	120	Director, Radio Shack Corporation (electronics) (1987-present); Director, The National Football Foundation and College Hall of Fame (1994-present); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	120	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	120	Trustee, Morgan Stanley Funds (198 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000-present); Chief Investment Officer, Wabash College (2004-present); self-employed consultant (2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	120	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	120	None.

Undiscovered Managers Multi-Strategy Fund
Trustees, continued (Unaudited)
June 30, 2006

Name (Year of Birth); Positions With The Fund	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Interested Trustee

Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	120

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catherine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Marion and Washington County, Kentucky Airport Board (1998-present); Trustee, Catholic Education Foundation (2005-present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex which the Board of Trustees currently oversees includes eight registered investment companies (120 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Undiscovered Managers Multi-Strategy Fund
Officers (Unaudited)
June 30, 2006

Name (Year of Birth), Positions Held with the Fund	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President since 2005

Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*

Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005

Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc. from 1996-2001, an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer since 2005*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer since 2005

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary since 2005

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Undiscovered Managers Multi-Strategy Fund
Officers, continued (Unaudited)
June 30, 2006

Name (Year of Birth), Positions Held with the Fund	Principal Occupations During Past 5 Years

Elizabeth A. Davin (1964), Assistant Secretary since 2005*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Michael C. Raczynski (1975), Assistant Secretary since 2006.	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2006; Associate, Stroock & Stroock & Lavan LLP from 2001 to 2006.

Ellen W. O’Brien (1957), Assistant Secretary since 2005 **	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer since 2005

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

Undiscovered Managers Multi-Strategy Fund
Schedule of Shareholder Expenses (Unaudited)
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example assumes that you had a $1,000 investment in the Fund at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period January 1 to June 30, 2006*	Annualized Expense Ratio

Actual	$1,000.00	$1,031.10	$8.61	1.71%
Hypothetical	1,000.00	1,016.31	8.55	1.71

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

For More Information:

Investment Advisor
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

Placement Agent
JPMorgan Distribution Services, Inc.
245 Park Avenue
New York, New York 10167

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC’s website at http://www.sec.gov. A copy of the Fund’s voting record for the 12-month period ended June 30 is available on the SEC’s website no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc.

SAN-UMMS-606

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/	George C.W. Gatch

George C.W. Gatch

President and Principal Executive Officer

September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	George C.W. Gatch

George C.W. Gatch

President and Principal Executive Officer

September 7, 2006

By:	/s/	Arthur A. Jensen

Arthur A. Jensen

Assistant Treasurer and Principal Financial Officer

September 7, 2006